Property and Equipment, Net (Details) - Schedule of Depreciation of Property and Equipment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Depreciation of Property and Equipment [Line Items]
Depreciation	¥ 12,903	¥ 11,981	¥ 13,594
Cost of revenues [Member]
Schedule of Depreciation of Property and Equipment [Line Items]
Depreciation	7,915	7,994	9,554
General and administrative expenses [Member]
Schedule of Depreciation of Property and Equipment [Line Items]
Depreciation	¥ 4,988	¥ 3,987	¥ 4,040